STATEMENTS OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
BP Employee Savings Plan (Plan No. 001)
Contributions:
Participant contributions	$ 203,063
Company contributions	116,927
Rollover contributions	34,150
Total contributions	354,140
Interest on notes receivable from participants	3,360
Net investment income – BP Master Trust for Employee Savings Plans	1,383,374
Total additions	1,740,874
DEDUCTIONS:
Benefits paid to participants	941,744
Administrative expenses	757
Total deductions	942,501
Net increase in net assets during the year	798,373
Transfers into the Plan / Plan Merger (Note 1)	2,538
Net increase in net assets after transfers	800,911
Net assets available for benefits:
Beginning of year	8,279,147
End of year	9,080,058
BP Partnership Savings Plan (Plan No. 051)
Contributions:
Participant contributions	4,228
Company contributions	1,310
Rollover contributions	549
Total contributions	6,087
Interest on notes receivable from participants	12
Net investment income – BP Master Trust for Employee Savings Plans	6,303
Total additions	12,402
DEDUCTIONS:
Benefits paid to participants	5,466
Administrative expenses	2
Total deductions	5,468
Net increase in net assets during the year	6,934
Transfers into the Plan / Plan Merger (Note 1)	0
Net increase in net assets after transfers	6,934
Net assets available for benefits:
Beginning of year	36,704
End of year	43,638
BP DirectSave Plan (Plan No. 052)
Contributions:
Participant contributions	1,818
Company contributions	1,048
Rollover contributions	74
Total contributions	2,940
Interest on notes receivable from participants	85
Net investment income – BP Master Trust for Employee Savings Plans	5,992
Total additions	9,017
DEDUCTIONS:
Benefits paid to participants	6,763
Administrative expenses	22
Total deductions	6,785
Net increase in net assets during the year	2,232
Transfers into the Plan / Plan Merger (Note 1)	0
Net increase in net assets after transfers	2,232
Net assets available for benefits:
Beginning of year	37,965
End of year	40,197
BPX Energy Employee Savings Plan (Plan No. 100)
Contributions:
Participant contributions	17,671
Company contributions	25,282
Rollover contributions	2,297
Total contributions	45,250
Interest on notes receivable from participants	280
Net investment income – BP Master Trust for Employee Savings Plans	69,147
Total additions	114,677
DEDUCTIONS:
Benefits paid to participants	36,209
Administrative expenses	121
Total deductions	36,330
Net increase in net assets during the year	78,347
Transfers into the Plan / Plan Merger (Note 1)	0
Net increase in net assets after transfers	78,347
Net assets available for benefits:
Beginning of year	366,524
End of year	444,871
Archaea Employee Savings Plan (Plan No. 101)
Contributions:
Participant contributions	5,710
Company contributions	5,042
Rollover contributions	1,594
Total contributions	12,346
Interest on notes receivable from participants	94
Net investment income – BP Master Trust for Employee Savings Plans	6,749
Total additions	19,189
DEDUCTIONS:
Benefits paid to participants	5,363
Administrative expenses	12
Total deductions	5,375
Net increase in net assets during the year	13,814
Transfers into the Plan / Plan Merger (Note 1)	0
Net increase in net assets after transfers	13,814
Net assets available for benefits:
Beginning of year	34,568
End of year	$ 48,382